Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

March 31, 2021

		Shares	Value
Equities	99.9%
Air Transport	0.7%
Air Transport Services Group, Inc.*		24,000	$702,240

Auto Parts	0.8%
Strattec Security Corp.*		16,100	755,090

Back Office Support, Human Resources & Consulting	6.9%
CRA International, Inc.		18,500	1,380,840
Cross Country Healthcare, Inc.*		109,900	1,372,651
Heidrick & Struggles International, Inc.		43,500	1,553,820
Kforce, Inc.		27,000	1,447,200
The Hackett Group, Inc.		62,000	1,016,180
			6,770,691

Banks - Diversified	1.3%
First Foundation, Inc.		26,300	616,998
Mercantile Bank Corp.		19,500	633,165
			1,250,163

Biotechnology	3.7%
Avid Bioservices, Inc.*		86,400	1,575,072
Castle Biosciences, Inc.*		15,600	1,067,976
Collegium Pharmaceutical, Inc*.		41,200	976,440
			3,619,488

Building Materials	2.6%
Griffon Corp.		36,800	999,856
Masonite International Corp.*		13,800	1,590,312
			2,590,168

Casinos & Gambling	1.3%
Full House Resorts, Inc.*		152,543	1,298,141

Commercial Vehicles & Parts	2.5%
Commercial Vehicle Group, Inc.*		143,900	1,388,635
The Shyft Group, Inc.		27,400	1,019,280
			2,407,915

Communications Technology	6.2%
ADTRAN, Inc.		39,800	663,864
Aviat Networks, Inc.*		37,600	2,671,104
Extreme Networks, Inc.*		106,200	929,250
Ooma, Inc.*		59,400	941,490
Ribbon Communications, Inc.*		101,400	832,494
			6,038,202

Computer Services Software & Systems	10.1%
ChannelAdvisor Corp.*		139,400	3,282,870
Digital Turbine, Inc.*		15,075	1,211,427
Magnite, Inc.*		17,277	718,896
Model N, Inc.*		39,200	1,381,016
Perficient, Inc.*		22,500	1,321,200
Upland Software, Inc.*		24,100	1,137,279
Upwork, Inc.*		19,200	859,584
			9,912,272

Computer Technology	1.5%
Diebold Nixdorf, Inc.*		104,300	1,473,759

Consumer Electronics	1.3%
VOXX International Corp.*		67,400	1,284,644

Containers & Packaging	1.6%
Veritiv Corp.*		36,000	1,531,440

Diversified Manufacturing Operations	4.8%
Golden Nugget Online Gaming, Inc.*		150,900	2,037,150
Inmode Ltd.*		37,200	2,692,164
			4,729,314

Drug & Grocery Store Chains	0.6%
Natural Grocers by Vitamin Cottage Inc.		31,200	547,560

Energy Equipment	1.8%
Ameresco, Inc.*		36,808	1,789,973

Engineering & Contracting Services	0.7%
MYR Group, Inc.*		10,100	723,867

Financial Data & Systems	0.7%
International Money Express, Inc.*		48,000	720,480

Healthcare Services	1.4%
RadNet, Inc.*		62,000	1,348,500

Home Building	1.3%
M/I Homes, Inc.*		22,000	1,299,540

Household Equipments & Products	1.5%
Tupperware Brands Corp.*		57,400	1,515,934

Household Furnishings	1.1%
Flexsteel Industries, Inc.		30,000	1,045,500

Insurance - Property Casualty	1.0%
Employers Hldgs., Inc.		22,000	947,320

Leisure	0.9%
Johnson Outdoors, Inc.*		6,000	856,500

Luxury Items	1.2%
Movado Group, Inc.*		42,500	1,209,125

Machinery - Industrial	1.1%
EnPro Industries, Inc.		12,400	1,057,348

Medical & Dental Instruments & Supplies	9.2%
Alphatec Hldgs. Inc.*		195,500	3,086,945
AngioDynamics, Inc.*		85,400	1,998,360
Antares Pharma, Inc.*		200,600	824,466
Organogenesis Hldgs., Inc.*		168,100	3,062,782
			8,972,553

Medical Equipment	3.3%
Accuray, Inc.*		81,000	400,950
CareDx, Inc.*		18,300	1,246,047
Neuronetics, Inc.*		78,500	971,045
Varex Imaging Corp.*		30,000	614,700
			3,232,742

Medical Services	1.0%
Inotiv, Inc.*		50,000	1,000,000

Oil Well Equipment & Services	2.3%
Helix Energy Solutions Group, Inc.*		83,300	420,665
Patterson-UTI Energy, Inc.		114,000	812,820
RPC, Inc.*		189,400	1,022,760
			2,256,245

Production Technology Equipment	5.5%
Axcelis Technologies, Inc.*		46,400	1,906,576
Cohu, Inc.*		31,676	1,325,324
Ultra Clean Hldgs., Inc.*		37,500	2,176,500
			5,408,400

Radio & TV Broadcasters	1.2%
Entravision Communications Corp.		293,300	1,184,932

Recreational Vehicles & Boats	1.7%
Malibu Boats, Inc.*		20,600	1,641,408

Restaurants	0.6%
El Pollo Loco Hldgs., Inc.*		38,000	612,560

Scientific Instruments - Control & Filter	1.4%
LiqTech International, Inc.*		168,729	1,365,018

Scientific Instruments - Electrical	1.5%
Allied Motion Technologies, Inc.		18,600	954,738
Preformed Line Products Co.		7,000	481,250
			1,435,988

Scientific Instruments - Gauges & Meters	1.8%
Luna Innovations, Inc.*		85,000	895,050
Vishay Precision Group, Inc.*		29,000	893,490
			1,788,540

Semiconductors & Components	2.8%
CEVA, Inc.*		16,600	932,090
MagnaChip Semiconductor Corp.*		72,300	1,800,270
			2,732,360

Software	0.9%
Absolute Software Corp.		66,300	919,581

Specialty Retail	3.6%
Boot Barn Hldgs., Inc.*		28,400	1,769,604
Zumiez, Inc.*		40,300	1,728,870
			3,498,474

Technology - Miscellaneous	1.4%
Camtek Ltd.*		45,980	1,374,802

Telecommunications Equipment	1.9%
Clearfield, Inc.*		21,600	650,808
Vocera Communications, Inc.*		30,826	1,185,568
			1,836,376

Truckers	1.2%
Daseke, Inc.*		137,600	1,168,224

Total Equities
(Cost: $67,103,603 )			$97,853,377

Total Investments	99.9%
(Cost: $67,103,603 )			$97,853,377

Other Assets Less Liabilities	0.1%		67,003

Net Assets - 100%			$97,920,380

* Non-income producing security during the period ended March 31, 2021

Oberweis Small-Cap Opportunities Fund
Schedule of Investments (unaudited)
March 31, 2021

		Shares	Value
Equities	99.9%

Auto Part	1.6%
Adient PLC*		6,900	$304,980

Back Office Support, Human Resources, & Consulting	4.2%
ASGN, Inc.*		2,100	200,424
ICF International, Inc.		2,800	244,720
TriNet Group, Inc.*		2,000	155,920
TTEC Hldgs., Inc.*		2,200	220,990
			822,054

Banks - Diversified	0.8%
First Foundation, Inc.		6,500	152,490

Banks - Savings, Thrifts & Mortgage Lending	0.7%
Flagstar Bancorp, Inc.		3,000	135,300

Biotechnology	2.1%
Castle Biosciences, Inc.*		2,400	164,304
Halozyme Therapeutics, Inc.*		5,700	237,633
			401,937

Building Materials	4.8%
Builders FirstSource, Inc.*		6,400	296,768
Masonite International Corp.*		2,600	299,624
Patrick Industries, Inc.		2,000	170,000
Summit Materials, Inc.*		6,200	173,724
			940,116

Building Roofing, Wallboard & Plumbing	1.3%
Beacon Roofing Supply, Inc.*		5,000	261,600

Commercial Finance & Mortgage Companies	1.1%
PennyMac Financial Services, Inc.		3,100	207,297

Communications Technology	2.7%
Avaya Hldgs.Corp.*		6,000	168,180
Aviat Networks, Inc.*		4,900	348,096
			516,276

Computer Services Software & Systems	14.3%
ChannelAdvisor Corp.*		25,300	595,815
CommVault Systems, Inc.*		3,900	251,550
Cornerstone OnDemand, Inc.*		4,600	200,468
Model N, Inc.*		5,600	197,288
Rapid7, Inc.*		2,500	186,525
Shutterstock, Inc.		8,308	739,744
Teradata Corp.*		5,700	219,678
Upland Software, Inc.*		4,500	212,355
Upwork, Inc.*		3,800	170,126
			2,773,549

Computer Technology	3.0%
Synaptics, Inc.*		4,300	582,306

Consumer Electronics	0.8%
Sonos, Inc.*		4,200	157,374

Diversified Manufacturing Operations	6.1%
Concentrix Corp.*		1,900	284,468
Golden Nugget Online Gaming, Inc.*		24,500	330,750
Inmode Ltd.*		7,800	564,486
			1,179,704

Diversified Retail	1.0%
BJ's Wholesale Club Hldgs., Inc.*		4,200	188,412

Education Services	1.8%
2U, Inc.*		6,000	229,380
Chegg, Inc.*		1,500	128,490
			357,870

Electronic Components	1.6%
II-VI, Inc.*		4,600	314,502

Energy Equipment	1.6%
Ameresco, Inc.*		6,200	301,506

Financial Data & Systems	1.2%
Green Dot Corp.*		5,300	242,687

Forest Products	1.4%
UFP Industries, Inc.		3,500	265,440

Healthcare Facilities	1.6%
Select Medical Hldgs. Corp.*		9,300	317,130

Healthcare Management Services	0.9%
Option Care Health, Inc.*		10,200	180,948

Healthcare Services	3.5%
Acadia Healthcare Co., Inc.*		5,300	302,842
NextGen Healthcare, Inc.*		12,700	229,870
The Ensign Group, Inc.		1,500	140,760
			673,472

Home Building	1.3%
M/I Homes, Inc.*		4,300	254,001

Household Equipments & Products	2.0%
Central Garden & Pet Co.*		3,800	220,438
Tupperware Brands Corp.*		6,000	158,460
			378,898

Household Furnishings	2.4%
Tempur Sealy International, Inc.		13,000	475,280

Insurance - Property Casualty	1.2%
Stewart Information Services Corp.		4,400	228,932

Machinery - Industrial	1.3%
Hillenbrand, Inc.		5,200	248,092

Manufactured Housing	1.0%
Skyline Champion Corp.*		4,400	199,144

Medical & Dental Instruments & Supplies	7.6%
Alphatec Hldgs., Inc.*		25,100	396,329
AngioDynamics, Inc.*		12,900	301,860
Merit Medical Systems, Inc.*		3,500	209,580
Organogenesis Hldgs., Inc.*		31,300	570,286
			1,478,055

Medical Equipment	1.9%
CareDX, Inc.*		5,500	374,495

Oil Crude Producer	0.8%
PDC Energy, Inc.*		4,400	151,360

Oil Well Equipment & Services	1.9%
Helmerich & Payne, Inc.		7,300	196,808
NOV, Inc.*		12,800	175,616
			372,424

Production Technology Equipment	4.1%
Axcelis Technologies, Inc.*		8,800	361,592
Ultra Clean Hldgs., Inc.*		7,500	435,300
			796,892

Real Estate Services	1.2%
Realogy Hldgs. Corp.*		15,000	226,950

Scientific Instruments - Pollution Control	1.6%
Clean Harbors, Inc.*		3,600	302,616

Semiconductors & Components	5.3%
Advanced Energy Industries, Inc.		2,500	272,925
Amkor Technology, Inc.		9,700	229,987
MACOM Technology Solutions Hldgs. Inc.*		3,800	220,476
MaxLinear. Inc.*		9,100	310,128
			1,033,516

Shipping	0.7%
Matson, Inc.		2,100	140,070

Specialty Retail	3.4%
At Home Group, Inc.*		10,200	292,740
Guess', Inc.*		8,800	206,800
National Vision Hldgs., Inc.*		3,800	166,554
			666,094

Telecommunications Equipment	0.7%
Viavi Solutions, Inc.*		8,600	135,020

Textiles Apparel & Shoes	2.8%
Crocs, Inc.*		3,100	249,395
Deckers Outdoor Corp.*		900	297,378
			546,773

Utilities - Telecommunications	0.6%
Vonage Hldgs. Corp.*		10,600	125,292

Total Equities
(Cost: $14,477,525)			$19,410,854

Total Investments	99.9%
(Cost: $14,477,525)			$19,410,854

Other Assets Less Liabilities	0.1%		10,121

Net Assets - 100%			$19,420,975

* Non-income producing security during the period ended March 31, 2021

Oberweis Global Opportunities Fund
Schedule Of Investments (unaudited)
March 31, 2021

		Shares	Value
Equities	96.5%
Brazil	0.5%
B2W - Cia Digital*		30,000	$323,787

Canada	1.2%
BRP, Inc.*		9,600	832,428

China	9.9%
21Vianet Group, Inc. ADS*		54,500	1,760,350
Bilibili, Inc. ADS*		11,200	1,199,072
Ever Sunshine Lifestyle Services Group Ltd.*		444,000	1,117,125
Pharmaron Beijing Co. Ltd.*		63,200	1,194,232
Weimob, Inc.*		743,000	1,661,072
			6,931,851

Denmark	1.0%
ALK-Abello AS*		1,900	721,864

Finland	4.3%
Metso Outotec Oyj*		127,000	1,415,662
QT Group Oyj*		15,000	1,572,652
			2,988,314

Israel	1.3%
Inmode Ltd.*		12,200	882,914

Japan	6.6%
Capcom Co. Ltd.		20,000	649,357
IR Japan Hldgs. Ltd.		12,100	1,461,070
JMDC, Inc.*		14,600	688,300
MedPeer, Inc.*		12,000	708,783
Sushiro Global Hldgs. Ltd.*		25,000	1,104,087
			4,611,597

Netherlands	3.3%
ASM International NV*		4,000	1,163,363
BE Semiconductor Industries NV*		13,400	1,122,664
			2,286,027

Norway	2.4%
Kahoot AS*		44,200	495,062
Nordic Semiconductor ASA*		66,900	1,199,056
			1,694,118

South Korea	1.0%
LEENO Industrial, Inc.*		5,000	691,407

Sweden	8.6%
AddLife AB*		17,000	305,605
Boozt AB*		25,200	525,727
Catena Media PLC*		150,000	813,420
Evolution Gaming Group AB*		8,900	1,310,517
MIPS AB*		11,400	815,824
Sinch AB*		12,900	2,268,781
			6,039,874

Taiwan	2.1%
M31 Technology Corp.*		132,000	1,485,017

United Kingdom	7.3%
Endava PLC ADS*		9,600	813,024
Focusrite PLC		39,600	597,767
Gamesys Group PLC*		41,000	1,091,977
GB Group PLC		45,800	535,407
Intermediate Capital Group PLC		53,900	1,368,677
Oxford Instruments PLC		27,700	727,822
			5,134,674

United States of America	47.0%
Alphatec Hldgs, Inc.*		144,500	2,281,655
Amedisys, Inc.*		2,400	635,496
BJ's Wholesale Club Hldgs, Inc.*		22,500	1,009,350
CareDX, Inc.*		22,600	1,538,834
Castle Biosciences, Inc.*		23,000	1,574,580
ChannelAdvisor Corp.*		100,600	2,369,130
Crocs, Inc.*		11,700	941,265
Deckers Outdoor Corp.*		4,500	1,486,890
Halozyme Therapeutics, Inc.*		33,500	1,396,615
II-VI, Inc.*		38,800	2,652,756
Malibu Boats, Inc.*		10,000	796,800
Model N, Inc.*		21,200	746,876
Organogenesis Hldgs., Inc.*		104,500	1,903,990
Rapid7, Inc.*		9,500	708,795
Shutterstock, Inc.		18,200	1,620,528
Synaptics, Inc.*		16,600	2,247,972
Tempur Sealy International, Inc.		25,500	932,280
Trex Co., Inc.*		7,600	695,704
Tupperware Brands Corp.*		118,400	3,126,944
Ultra Clean Hldgs., Inc.*		30,400	1,764,416
Upwork, Inc.*		43,000	1,925,110
Vonage Hldgs. Corp.*		52,000	614,639
			32,970,625

Total Equities
(Cost: $45,868,819 )			$67,594,497

Total Investments	96.5%
(Cost: $45,868,819 )			$67,594,497

Other Assets Less Liabilities	3.5%		2,459,837

Net Assets - 100%			$70,054,334

* Non-income producing security during the period ended March 31, 2021

ADS - American depositary share

Sector Allocations (As A Percentage of Net Assets)
Communication Services	5.4%
Consumer Discretionary	22.1%
Consumer Staples	1.4%
Financials	2.0%
Health Care	19.7%
Industrials	9.4%
Information Technology	36.5%

Oberweis China Opportunities Fund
Schedule of Investments[a] (unaudited)
March 31, 2021

		Shares	Value
Equities	100.1%

Air Freight & Logistics	1.2%
CTS International Logistics Corp. Ltd.*		400,077	$788,576
S.F. Hldg. Co. Ltd.*		50,000	621,228
			1,409,804

Auto Components	1.0%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd.*		40,098	1,159,194

Automobiles	1.0%
BYD Co. Ltd.*		30,000	649,103
XPeng, Inc. ADS*		15,000	547,650
			1,196,753

Beverages	2.6%
China Resources Beer Hldgs. Co. Ltd.*		90,000	709,360
Kweichow Moutai Co. Ltd.*		3,475	1,068,737
Wuliangye Yibin Co. Ltd.*		30,085	1,237,624
			3,015,721

Capital Markets	1.4%
China International Capital Corp. Ltd.*		350,000	851,488
Futu Hldgs. Ltd. ADS*		4,500	714,690
			1,566,178

Chemicals	2.5%
Jiangsu Eastern Shenghong Co. Ltd.*		600,000	1,297,519
Wanhua Chemical Group Co. Ltd.*		55,000	891,471
Zhejiang Satellite Petrochemical Co. Ltd.*		120,060	694,575
			2,883,565

Commercial Service & Supply	2.9%
Ever Sunshine Lifestyle Services Group Ltd.*		960,000	2,427,531
Greentown Service Group Co. Ltd.*		600,000	914,344
			3,341,875

Construction Materials	0.8%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.*		120,000	937,878

Consumer Finance	0.5%
360 DigiTech, Inc. ADS*		24,000	624,240

Diversified Consumer Services	2.3%
China Education Group Hldgs. Ltd.		350,000	624,463
New Oriental Education & Technology Group, Inc.*		105,000	1,454,361
TAL Education Group ADS*		10,000	538,500
			2,617,324

Electrical Equipment	1.1%
Contemporary Amperex Technology Co. Ltd.*		26,002	1,292,366

Electronic Equipment, Instruments & Components	3.6%
Delta Electronic, Inc.*		170,000	1,733,762
Shenzhen H&T Intelligent Control Co. Ltd.		330,009	1,038,761
Sunny Optical Technology Group Co. Ltd.*		60,000	1,378,449
			4,150,972

Energy Equipment & Services	0.3%
Anton Oilfield Services Group*		5,000,000	315,728

Entertainment	1.8%
Bilibili, Inc. ADS*		13,000	1,391,780
Tencent Music Entertainment Group ADS*		35,000	717,150
			2,108,930

Food Products	0.9%
Tongwei Co. Ltd.*		200,000	1,007,960

Healthcare Equipment & Supplies	1.0%
China Medical System Hldgs. Ltd.*		600,000	1,192,328

Hotels, Restaurants & Leisure	3.3%
Galaxy Entertainment Group Ltd.*		180,000	1,627,261
Jiumaojiu International Hldgs. Ltd.*		550,000	2,204,917
			3,832,178

Household Durables	4.3%
Ecovacs Robotics Co. Ltd.*		84,979	1,778,689
Hangzhou Great Star Industrial Co. Ltd.*		300,077	1,616,076
Midea Group Co. Ltd.*		119,942	1,511,300
			4,906,065

Independent Power & Renewable Electricity Producers	1.7%
China Longyuan Power Group Corp. Ltd.*		950,000	1,297,478
China Resources Power Hldgs. Co. Ltd.*		500,000	666,495
			1,963,973

Insurance	3.8%
AIA Group Ltd.*		120,000	1,468,413
China Life Insurance Co. Ltd.*		400,000	831,278
New China Life Insurance Co. Ltd.*		250,000	971,286
Ping An Insurance Group Co. of China Ltd.*		92,000	1,100,445
			4,371,422
Interactive Media & Services	8.5%
Autohome, Inc.		36,000	858,080
Baidu, Inc.*		15,000	410,980
Baidu, Inc. ADS*		2,500	543,875
Kuaishou Technology*		2,500	86,827
Tencent Hldgs. Ltd.*		94,000	7,501,910
Zhihu, Inc. ADS*		45,000	364,950
			9,766,622
Internet & Direct Marketing Retail	11.0%
Alibaba Group Hldg. Ltd.*		242,000	6,875,856
JD.com, Inc.*		36,000	1,518,204
Meituan*		50,000	1,951,210
Pinduoduo, Inc. ADS*		8,500	1,137,980
Trip.com Group Ltd. ADS*		30,000	1,188,900
			12,672,150
Internet Software & Services	2.0%
21Vianet Group, Inc. ADS*		70,000	2,261,000

Information Technology Services	2.0%
GDS Hldgs. Ltd.*		196,968	2,004,267
Kingsoft Cloud Hldgs. Ltd. ADS.*		7,000	275,240
			2,279,507

Life Sciences Tools & Services	4.1%
JOINN Laboratories Co. Ltd.*		14,000	242,034
Pharmaron Beijing Co. Ltd.*		75,000	1,425,737
WuXi AppTec Co. Ltd.*		61,000	1,204,585
Wuxi Biologics, Inc.*		145,000	1,828,560
			4,700,916

Machinery	4.4%
Estun Automation Co. Ltd.*		180,000	715,164
Han's Laser Technology Industry Group Co. Ltd.*		120,000	778,847
Shenzen Inovance Technology Co. Ltd.*		90,000	1,180,056
Techtronic Industries Co. Ltd.*		85,000	1,457,224
Zoomlion Heavy Industry Science & Technology Co. Ltd.*		650,000	932,463
			5,063,754

Media	0.3%
Focus Media Information Technology Co. Ltd.*		250,030	355,661

Metals & Mining	4.0%
Baoshan Iron & Steel Co. Ltd.*		800,070	988,364
China Hongqiao Group Ltd.*		650,000	869,345
Ganfeng Lithium Co. Ltd.*		110,000	1,355,428
Zijin Mining Group Co. Ltd.*		1,180,000	1,459,317
			4,672,454

Oil, Gas & Consumable Fuels	1.1%
China Petroleum and Chemical Corp.*		2,500,000	1,324,462

Personal Products	0.9%
SYoung Group Co. Ltd.*		300,130	1,061,329

Pharmaceuticals	1.4%
Jiangsu Hengrui Medicine Co. Ltd.*		70,063	989,235
Sino Biopharmaceutical Ltd.*		600,000	602,308
			1,591,543

Professional Services	1.1%
Centre Testing International Group Co. Ltd.*		300,050	1,309,573

Real Estate Management & Development	7.2%
China Resources Mixc Lifestyle Services Ltd.*		301,538	1,808,037
CIFI Hldgs. Group Co. Ltd.*		2,042,911	1,987,858
Jinke Smart Services Group Co. Ltd.*		120,000	1,073,163
Kwg Living Group Hldgs. Ltd.*		500,000	513,545
Longfor Group Hldgs. Ltd.		320,000	2,122,436
Wharf Real Estate Investment Co. Ltd.		150,000	843,507
			8,348,546

Semiconductors & Semiconductor Equipment	5.0%
ACM Research, Inc.*		6,000	484,740
Daqo New Energy Corp. ADS*		12,000	906,000
Himax Technologies, Inc. ADS*		85,000	1,160,250
Taiwan Semiconductor Manufacturing Co. Ltd.		105,000	2,211,217
Xinyi Solar Hldgs. Ltd.*		600,000	994,533
			5,756,740
Software	1.5%
Weimob, Inc.*		800,000	1,808,364

Specialty Retail	1.7%
China Tourism Group Duty Free Corp. Ltd.*		25,000	1,172,949
Zhongsheng Group Hldgs. Ltd.*		110,000	779,267
			1,952,216

Technology Hardware, Storage & Peripherals	1.2%
Lite-On Technology Corp.*		600,000	1,330,638

Textiles, Apparel & Luxury Goods	3.7%
Li Ning Co. Ltd.*		400,000	2,616,792
Shenzhou International Group Hldgs. Ltd.*		80,000	1,673,324
			4,290,116

Utilities - Gas	1.0%
Kunlun Energy Co. Ltd.*		1,050,000	1,107,766

Total Equities
(Cost: $79,076,005 )			$115,547,811

Total Investments	100.1%
(Cost: $79,076,005 )			$115,547,811

Other Liabilities Less Assets	(0.1)%		(130,987)

Net Assets - 100%			$115,416,824

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended March 31, 2021

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	100.1%

Oberweis International Opportunities Fund
Schedule of Investments (unaudited)
March 31, 2021

		Shares	Value
Equities	99.2%
Australia	3.4%
Evolution Mining Ltd.		1,742,300	$5,399,198
IDP Education Ltd.		304,400	5,521,094
			10,920,292

Canada	6.0%
ATS Automation Tooling Systems, Inc.*		113,600	2,392,768
BRP, Inc.		72,600	6,295,235
Parex Resources, Inc.*		309,024	5,510,645
Sleep Country Canada Hldgs., Inc.*		69,400	1,753,914
Trisura Group Ltd.*		37,000	3,503,915
			19,456,477

China	3.6%
Pharmaron Beijing Co. Ltd.*		497,100	9,393,240
Venus MedTech Hangzhou, Inc.*		283,800	2,301,693
			11,694,933

Denmark	0.8%
ALK-Abello A/S*		6,500	2,469,535

Finland	4.8%
Metso Outotec Oyj*		840,136	9,364,950
Outokumpu Oyj*		482,700	2,796,456
Qt Group Oyj*		33,200	3,480,802
			15,642,208

France	1.0%
SPIE SA*		137,000	3,280,802

Germany	5.6%
AIXTRON SE*		87,700	1,992,714
Aurelius Equity Opportunities SE*		112,923	3,575,608
FlatexDEGIRO AG*		44,900	4,159,845
Shop Apotheke Europe NV*		20,789	4,534,718
Westwing Group AG*		80,100	3,699,705
			17,962,590

Israel	3.6%
Fiverr International Ltd.*		34,000	7,384,120
Kornit Digital Ltd*		41,600	4,123,392
			11,507,512

Japan	29.6%
BASE, Inc.*		519,500	7,474,044
BayCurrent Consulting, Inc.		76,800	17,513,660
Capcom Co. Ltd.		154,300	5,009,786
IR Japan Hldgs. Ltd.		62,000	7,486,476
J-Stream, Inc.		39,000	1,688,914
JMDC, Inc.*		82,400	3,884,651
Koei Tecmo Hldgs. Co. Ltd.		108,940	4,884,959
M&A Capital Partners Co. Ltd.*		160,000	7,947,618
Medley, Inc.*		183,400	7,321,093
MedPeer, Inc.*		114,200	6,745,252
Open House Co. Ltd.		94,700	4,036,884
PLAID, Inc.*		45,100	1,482,628
Sushiro Global Hldgs. Ltd.		409,800	18,098,189
Tsubaki Nakashima Co. Ltd.		155,100	2,375,702
			95,949,856

Netherlands	6.1%
Alfen NV*		38,300	3,153,114
ASM International NV*		8,800	2,559,400
BE Semiconductor Industries NV*		58,000	4,859,294
Constellium SE*		621,100	9,130,170
			19,701,978

Norway	6.0%
Kahoot AS*		968,900	10,852,151
Nordic Semiconductor ASA*		473,400	8,484,803
			19,336,954

Sweden	14.6%
Avanza Bank Hldg. AB		135,600	4,213,871
Cellink AB*		64,800	2,786,100
Embracer Group AB*		418,400	11,507,377
Indutrade AB*		67,000	1,546,596
Kambi Group PLC*		101,600	5,402,535
MIPS AB*		47,200	3,377,798
Nordnet AB*		90,400	1,459,484
Sinch AB*		97,200	17,095,002
			47,388,763

Switzerland	1.8%
Zur Rose Group AG*		15,434	5,796,731

United Kingdom	12.3%
Endava PLC ADS*		46,300	3,921,147
Games Workshop Group PLC		26,900	3,695,320
Genus PLC		81,300	5,444,657
Intermediate Capital Group PLC		397,200	10,086,055
Marks & Spencer Group PLC*		2,233,900	4,645,490
Pets at Home Group PLC		795,363	4,528,328
Taylor Wimpey PLC*		2,509,500	6,242,615
Trustpilot Group PLC*		396,700	1,449,206
			40,012,818

Total Equities
(Cost: $207,089,321 )			$321,121,449

Total Investments	99.2%
(Cost: $207,089,321 )			$321,121,449

Other Assets Less Liabilities	0.8%		2,490,447

Net Assets - 100%			$323,611,896

* Non-income producing security during the period ended March 31, 2021

ADS - American depositary share

Sector Allocations (As A Percentage of Net Assets)
Communication Services	10.5%
Consumer Discretionary	24.5%
Consumer Staples	1.8%
Energy	1.7%
Financials	10.8%
Healthcare	12.5%
Industrials	15.8%
Information Technology	16.3%
Materials	5.3%

Oberweis International Opportunities Institutional Fund
Schedule of Investments (unaudited)
March 31, 2021

		Shares	Value
Equities	99.2%
Australia	3.4%
Evolution Mining Ltd.		6,356,540	$19,698,225
IDP Education Ltd.		1,108,549	20,106,449
			39,804,674
			.
Canada	6.0%
ATS Automation Tooling Systems, Inc.*		414,575	8,732,235
BRP, Inc.		264,100	22,900,435
Parex Resources, Inc.*		1,127,491	20,105,891
Sleep Country Canada Hldgs., Inc.*		254,700	6,436,916
Trisura Group Ltd.*		134,900	12,775,085
			70,950,562

China	3.5%
Pharmaron Beijing Co. Ltd.*		1,741,500	32,907,520
Venus MedTech Hangzhou, Inc.*		1,032,000	8,369,792
			41,277,312

Denmark	0.8%
ALK-Abello A/S*		23,785	9,036,598

Finland	4.8%
Metso Outotec Oyj*		3,057,737	34,084,426
Outokumpu Oyj		1,757,876	10,184,012
Qt Group Oyj*		120,997	12,685,742
			56,954,180

France	1.0%
SPIE SA*		500,000	11,973,731

Germany	5.6%
AIXTRON SE*		320,100	7,273,294
Aurelius Equity Opportunities SE*		411,765	13,038,179
FlatexDEGIRO AG*		163,000	15,101,442
Shop Apotheke Europe NV*		75,593	16,489,150
Westwing Group AG*		292,124	13,492,792
			65,394,857

Israel	3.6%
Fiverr International Ltd.*		123,694	26,863,863
Kornit Digital Ltd*		151,651	15,031,647
			41,895,510

Japan	29.7%
BASE, Inc.*		1,889,700	27,187,104
BayCurrent Consulting, Inc.		279,600	63,760,668
Capcom Co. Ltd.		561,900	18,243,671
IR Japan Hldgs. Ltd.		225,700	27,253,186
J-Stream, Inc.		142,300	6,162,371
JMDC, Inc.*		300,700	14,176,148
Koei Tecmo Hldgs. Co. Ltd.		397,670	17,831,850
M&A Capital Partners Co. Ltd.*		582,600	28,939,264
Medley, Inc.*		668,000	26,665,703
MedPeer, Inc.*		415,100	24,517,986
Open House Co. Ltd.		345,700	14,736,546
PLAID, Inc.*		164,600	5,411,100
Sushiro Global Hldgs. Ltd.*		1,493,100	65,940,474
Tsubaki Nakashima Co. Ltd.		565,600	8,663,424
			349,489,495

Netherlands	6.1%
Alfen NV*		139,793	11,508,700
ASM International NV*		32,895	9,567,210
BE Semiconductor Industries NV*		211,644	17,731,731
Constellium SE*		2,261,939	33,250,503
			72,058,144

Norway	6.0%
Kahoot AS*		3,528,490	39,520,804
Nordic Semiconductor ASA*		1,724,044	30,900,241
			70,421,045

Sweden	14.7%
Avanza Bank Hldg. AB		494,800	15,376,278
Cellink AB*		236,499	10,168,360
Embracer Group AB*		1,523,400	41,898,515
Indutrade AB*		244,300	5,639,306
Kambi Group PLC*		369,870	19,667,674
MIPS AB*		171,500	12,273,144
Nordnet AB*		329,800	5,324,532
Sinch AB*		354,130	62,282,439
			172,630,248

Switzerland	1.7%
Zur Rose Group AG*		56,240	21,122,725

United Kingdom	12.3%
Endava PLC ADS*		168,982	14,311,086
Games Workshop Group PLC		97,867	13,444,233
Genus PLC		295,600	19,796,317
Intermediate Capital Group PLC		1,446,409	36,728,500
Marks & Spencer Group PLC*		8,110,300	16,865,712
Pets at Home Group PLC		2,901,525	16,519,573
Taylor Wimpey PLC*		9,117,600	22,680,877
Trustpilot Group PLC*		1,442,500	5,269,678
			145,615,976

Total Equities
(Cost: $757,995,768 )			$1,168,625,057

Total Investments	99.2%
(Cost: $757,995,768 )			$1,168,625,057

Other Assets Less Liabilities	0.8%		8,994,256

Net Assets - 100%			$1,177,619,313

* Non-income producing security during the period ended March 31, 2021

ADS - American depositary share

Sector Allocations (As A Percentage of Net Assets)
Communication Services	10.5%
Consumer Discretionary	24.5%
Consumer Staples	1.8%
Energy	1.7%
Financials	10.8%
Healthcare	12.4%
Industrials	15.8%
Information Technology	16.4%
Materials	5.3%

Oberweis Emerging Markets Fund
Schedule of Investments[a] (unaudited)
March 31, 2021

		Shares	Value
Equities	98.7%
Argentina	1.2%
Despegar.com Corp.*		9,800	$133,574

Australia	2.1%
IDP Education Ltd.		13,000	236,542

Brazil	5.8%
Afya Ltd.*		5,200	96,668
B2W - Companhia Digital*		12,356	133,357
Bradespar SA.*		10,400	126,215
TOTVS SA*		58,500	300,674
			656,914

Canada	2.3%
Lundin Mining Corp.		10,300	105,975
Parex Resources, Inc.*		8,400	149,792
			255,767

Chile	3.8%
Falabella SA*		51,000	231,627
GeoPark Ltd.		12,500	200,000
			431,627

China	13.5%
China Isotope & Radiation Corp.*		41,200	144,523
Chongqing Brewery Co. Ltd.*		5,500	93,660
Dada Nexus Ltd. ADS*		3,300	89,562
Kingsoft Cloud Hldgs. Ltd. ADS*		5,100	200,532
Shanghai Weaver Network Co. Ltd.*		6,296	87,633
Thunder Software Technology Co. Ltd.*		10,000	187,084
Venus MedTech Hangzhou, Inc.*		22,000	179,106
Weimob, Inc.*		58,000	131,106
Winning Health Technology Group Co. Ltd.*		30,360	76,497
Wolong Electric Group Co. Ltd.*		45,500	75,885
Yantai Jereh Oilfield Services Group Co. Ltd.*		29,900	160,140
Yijiahe Technology Co. Ltd.*		7,120	97,839
			1,523,567

Czech Republic	2.2%
TCS Group Hldg. PLC		4,200	243,416

France	1.3%
Gaztransport & Technigaz SA*		1,850	147,401

Greece	1.2%
Greek Organization of Football Prognostics SA*		10,400	140,508

India	13.4%
Affle India Ltd.*		4,400	329,844
Amber Enterprises India Ltd.*		3,900	177,191
ESAB India Ltd.		4,525	111,015
L&T Technology Services Ltd.*		4,600	167,441
MakeMyTrip Ltd.*		4,000	126,320
Navin Fluorine International Ltd.*		3,900	147,298
Route Mobile Ltd.*		11,600	223,674
Varun Beverages Ltd.*		17,275	237,324
			1,520,107
Indonesia	4.5%
PT Bank BTPN Syariah Tbk*		340,300	81,675
PT Industri Jamu dan Farmasi Sido Muncul Tbk*		1,576,200	85,206
PT Mark Dynamics Indonesia Tbk*		1,600,000	111,807
PT Mitra Adiperkasa Tbk*		2,363,900	120,393
PT Sarana Menara Nusantara Tbk*		1,427,800	108,164
			507,245

Malaysia	1.3%
My E.G. Services Bhd*		300,000	143,036

Mexico	1.2%
Prologis Property Mexico SA de CV		65,044	139,733

Philippines	1.0%
Wilcon Depot, Inc.		316,000	116,018

Poland	0.9%
Dino Polska SA*		1,600	105,477

Russia	2.0%
HeadHunter Group PLC ADS*		6,800	230,656

South Africa	1.8%
Clicks Group Ltd.		4,980	81,111
Distell Group Hldgs. Ltd.*		14,800	117,016
			198,127

South Korea	17.4%
AfreecaTV Co. Ltd.		2,000	139,358
Douzone Bizon Co. Ltd.		1,169	101,918
KINX, Inc.		2,520	167,080
Korea Investment Hldgs. Co. Ltd.		3,050	231,725
LEENO Industrial, Inc.*		1,705	236,804
NHN KCP Corp.*		3,505	155,417
Nice Information Service Co. Ltd.		8,692	195,218
POSCO Chemical Co. Ltd.		866	119,717
Tokai Carbon Korea Co. Ltd.		1,574	262,246
Wonik Ips Co. Ltd.		7,880	362,544
			1,972,027

Sweden	1.5%
Medicover AB*		7,900	169,310

Switzerland	1.8%
Wizz Air Hldgs. PLC*		3,109	206,618

Taiwan	15.2%
Airtac International Group*		7,000	249,691
ASPEED Technology, Inc.*		3,000	183,003
Chailease Hldg. Co. Ltd.*		15,873	109,860
Chief Telecom, Inc.*		11,000	122,416
Innodisk Corp.*		18,340	109,659
LandMark Optoelectronics Corp.*		20,000	189,657
M31 Technology Corp.*		30,000	338,985
momo.com, Inc.*		4,000	139,518
Sinbon Electronics Co. Ltd.*		18,000	167,280
Taiwan FamilyMart Co. Ltd.*		12,000	111,029
			1,721,098

Thailand	1.0%
Mega Lifesciences PCL		106,000	116,562

United Kingdom	1.0%
Stock Spirits Group PLC		29,400	113,482

Vietnam	1.3%
Viettel Construction*		34,000	138,209

Total Equities
(Cost: $7,985,870 )			$11,167,021

Total Investments	98.7%
(Cost: $7,985,870 )			$11,167,021

Other Assets Less Liabilities	1.3%		143,047

Net Assets - 100%			$11,310,068

[a] Certain Securities Were Fair Valued Under The Discretion of the Board Of Trustees

* Non-income producing security during the period ended March 31, 2021

ADS - American depositary share

Sector Allocations (As a Percentage of Net Assets)
Communication Services	8.9%
Consumer Discretionary	15.4%
Consumer Staples	8.3%
Energy	5.8%
Financials	5.9%
Healthcare	6.1%
Industrials	12.8%
Information Technology	29.9%
Materials	4.4%
Real Estate	1.2%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and
Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.

• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$97,853,377	$19,410,854
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$97,853,377	$19,410,854

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$14,602,786	$12,856,945	416,414
Total Africa	-	-	198,127
Total Europe	18,864,871	-	230,656
Total South America	323,787	-	1,222,115
Total North America	33,803,053	-	395,500
Total Level 1	67,594,497	12,856,945	2,462,812
Level 2 - Equities
Total Asia	-	102,690,866	7,341,455
Total Australia	-	-	236,542
Total Europe	-	-	1,126,212
Total Level 2	-	102,690,866	8,704,209
Level 3	-	-	-
Total Investments	$67,594,497	$115,547,811	$11,167,021

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$119,152,301	$432,662,317
Total Australia	10,920,292	39,804,674
Total Europe	171,592,379	625,207,504
Total North America	19,456,477	70,950,562
Total Level 1	321,121,449	1,168,625,057
Level 2 – Equities
Total Asia	-	-
Total Australia	-	-
Total Europe	-	-
Total Level 2	-	-
Level 3	-	-
Total Investments	$321,121,449	$1,168,625,057

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.